Deferred Consideration (Details Narrative) - USD ($)					3 Months Ended		12 Months Ended
	Oct. 05, 2025	Nov. 21, 2024	Oct. 26, 2023	Nov. 11, 2022	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Oct. 03, 2025	Sep. 30, 2025
Warrants issued									250,000
Warrants exercise price					$ 230		$ 230	$ 230	$ 40.00
Common stock shares, issued									37,517
Shares issued					1,434		1,457			1,500
Deposited									$ 3,000,000.0
Deferred consideration						$ 161,000	$ 79,475	$ 361,449
Deferred Compensation Liability, Current					$ 3,000,000		$ 3,000,000	$ 3,338,343
Common Class A [Member]
Common stock shares, issued					4,505,485		4,281,523	2,783,666
Common Stock [Member]
Stock consideration settlement amount							125,000
Shares issued									37,517
Common Stock [Member] | Third Anniversary Payment [Member]
Shares issued									37,517
Merger Agreement [Member]
Payments to acquire businesses	$ 1,500,000			$ 30,000,000
Payments to acquire businesses, net of cash				$ 9,000,000
Warrants issued			250,000
Warrants exercise price			$ 40.00
Sale of Stock, Price Per Share	$ 40.00
Annual payment		$ 3,000,000.0
Merger Agreement [Member] | Common Class A [Member]
Stock consideration settlement amount			291,791
Shares Issued, Price Per Share			$ 40.00
Merger Agreement [Member] | Common Stock [Member]
Stock consideration settlement amount				105,000